OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER INCOME
Other income	$ 21,387	¥ 139,551	¥ 84,611	¥ 135,367